UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21464

Name of Fund:  BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 02/29/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments


BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)                                                     (in U.S. dollars)

                                              Face
Industry                                    Amount    Floating Rate Loan Interests**                                    Value
Aerospace & Defense - 2.1%         USD      54,610    Hawker Beechcraft Acquisition Co. LLC Letter of
                                                      Credit, 5.26% due 3/31/2014                                  $       52,170
                                           642,163    Hawker Beechcraft Acquisition Co. LLC Term Loan B,
                                                      6.809% - 7.198% due 3/31/2014                                       613,467
                                         1,472,507    IAP Worldwide Services, Inc. First Lien Term Loan,
                                                      9.50% due 12/20/2012                                              1,320,839
                                           133,333    Vought Aircraft Industries, Inc. Revolving Credit,
                                                      6.80% - 8.50% due 12/22/2010                                        129,889
                                         1,636,518    Vought Aircraft Industries, Inc. Term Loan, 7.34% due
                                                      12/22/2011                                                        1,594,242
                                           320,000    Vought Aircraft Industries, Inc. Tranche B Line of Credit
                                                      Deposit, 7.822% due 12/22/2010                                      311,733
                                                                                                                   --------------
                                                                                                                        4,022,340

Airlines - 0.7%                          1,000,000    US Airways Group, Inc. Term Loan B, 7.373% due
                                                      3/22/2014                                                           931,667
                                           497,500    United Air Lines, Inc. Term Loan B, 6.688% - 7.125%
                                                      due 1/30/2014                                                       472,348
                                                                                                                   --------------
                                                                                                                        1,404,015

Auto Components - 0.7%                     250,000    Delphi Automotive Systems Term Loan B, 6.938% due
                                                      12/31/2007                                                          248,875
                                           985,000    GPX International Tire Corp. Term Loan B, 7.86% - 9.75%
                                                      due 4/06/2012                                                       709,200
                                            57,692    Metaldyne Corp. Letter of Credit, 5.17% - 8.999% due
                                                      1/15/2012                                                            51,923
                                           392,308    Metaldyne Corp. Term Loan B, 9.625% due 1/15/2014                   353,077
                                                                                                                   --------------
                                                                                                                        1,363,075

Beverages - 0.3%                   EUR     500,000    Culligan International Second Lien Term Loan, 8.484%
                                                      due 4/24/2013                                                       596,152

Biotechnology - 0.3%               USD     500,000    Talecris Biotherapeutics, Inc. First Lien Term Loan,
                                                      8.16% due 11/13/2014                                                494,375

Building Products - 0.6%                 1,115,714    Associated Materials, Inc. Term Loan, 7.90% due
                                                      8/29/2010                                                         1,059,928

Chemicals - 5.0%                           498,750    BOC Edwards Ltd. Term Loan B, 7.541% due 5/21/2014                  453,862
                                         1,283,918    GenTek, Inc. First Lien Term Loan, 7.08% - 7.69% due
                                                      2/28/2011                                                         1,267,869
                                           748,125    Huish Detergents, Inc. First Lien Term Loan, 7.20% - 7.51%
                                                      due 4/15/2014                                                       665,297
                                           498,750    ISP Chemco Term Loan B, 6.688% - 6.875% due
                                                      5/25/2014                                                           471,568
                                         3,881,250    Rockwood Specialties Group, Inc. Tranche D Term
                                                      Loan, 6.46% due 12/10/2012                                        3,723,306
                                   GBP   1,000,000    Viridian Group Plc Term Loan, 7.729% - 9.43% due
                                                      12/21/2012                                                        1,922,286
                                   USD   2,000,000    Wellman, Inc. Second Lien Term Loan, 11.661% due
                                                      2/10/2010                                                           875,000
                                                                                                                   --------------
                                                                                                                        9,379,188

Commercial Services &                    1,222,180    Amsted Industries, Inc. Term Loan B, 7.06% - 7.62%
Supplies - 3.9%                                       due 3/28/2013                                                     1,185,515
                                            59,257    Aramark Corp. Letter of Credit, 5.36% due 1/30/2014                  56,502
                                           829,110    Aramark Corp. Term Loan B, 7.36% due 1/30/2014                      790,557
                                           497,500    Brickman Group, Inc. Term Loan, 7.198% due
                                                      1/30/2014                                                           467,650
                                           725,945    Camelbak Products LLC First Lien Term Loan, 8.409% - 10.50%
                                                      due 8/04/2011                                                       686,018
                                           103,541    EnergySolutions Term Loan C, 7.66% due 6/07/2013                    100,434
                                           498,750    Jason, Inc. Term Loan B, 8.03% due 4/30/2010                        473,813
                                           684,550    John Maneely Co. Term Loan B, 8.61% due 12/15/2013                  610,472
                                           250,000    Kion GmbH Term Loan B, 7.499% due 3/15/2015                         239,077
                                           250,000    Kion GmbH Term Loan C, 8.547% due 3/15/2016                         240,327
                                           132,976    Metokote Corp. Second Lien Term Loan, 7.76% - 8.36%
                                                      due 11/27/2011                                                      127,657
                                           497,500    RiskMetrics Group, Inc. Term Loan, 7.448% due
                                                      1/15/2014                                                           485,063
                                           997,500    Synargo Technologies Term Loan B, 7.32% due
                                                      3/31/2014                                                           962,588
                                           990,019    West Corp. Term Loan, 7.128% - 7.468% due
                                                      10/31/2013                                                          942,993
                                                                                                                   --------------
                                                                                                                        7,368,666

Computers & Peripherals - 2.0%             439,226    Intergraph Corp. Term Loan, 7.57% - 7.61% due
                                                      5/15/2014                                                           423,304
                                           500,000    Intergraph Corp. Term Loan, 7.87% - 11.506% due
                                                      11/15/2014                                                          481,875
                                         1,870,244    Reynolds and Reynolds Co. First Lien Term Loan,
                                                      7.198% due 10/31/2012                                             1,807,123
                                         1,000,000    Reynolds and Reynolds Co. Second Lien Term Loan,
                                                      10.698% due 10/31/2013                                              977,500
                                                                                                                   --------------
                                                                                                                        3,689,802

Construction & Engineering - 0.3%          497,500    BakerCorp Term Loan C, 7.61% - 8.01% due 5/15/2014                  482,575

Construction Materials - 1.3%            1,076,562    Headwaters, Inc. Term Loan B-1, 7.36% due 4/30/2011               1,048,109
                                         1,451,250    Nortek, Inc. Term Loan, 7.05% due 8/27/2011                       1,364,175
                                                                                                                   --------------
                                                                                                                        2,412,284

Containers & Packaging - 1.9%            1,116,498    Anchor Glass Container Corp. Term Loan B, 7.003% - 7.379%
                                                      due 5/03/2013                                                     1,083,003
                                           545,724    Berry Plastics Corp. Term Loan B, 11.97% due 6/15/2014              463,865
                                           497,500    Consolidated Container Co. LLC First Lien Term Loan,
                                                      7.234% due 4/15/2014                                                429,094
                                           995,000    Graham Packaging Co. LP Term Loan B, 7.50% - 8% due
                                                      4/15/2011                                                           952,402
                                           249,688    Smurfit-Stone Container Corp. Term Loan B, 6.75% - 7.625%
                                                      due 11/01/2011                                                      243,797
                                           409,662    Smurfit-Stone Container Corp. Term Loan C, 6.75% - 7.625%
                                                      due 11/01/2011                                                      399,996
                                                                                                                   --------------
                                                                                                                        3,572,157

Distributors - 0.5%                        992,500    Keystone Automotive Operations, Inc. Term Loan B,
                                                      8.206% - 8.626% due 1/15/2012                                       899,867

Diversified Financial Services - 0.5%    1,000,000    J.G. Wentworth Manufacturing Term Loan B, 7.45%
                                                      due 4/15/2014                                                       932,500

Diversified Telecommunication              498,750    Hawaiian Telcom Term Loan C, 7.61% due 5/25/2014                    471,215
Services - 0.2%

Electrical Equipment - 0.4%                495,000    Generac Power Systems, Inc. First Lien Term Loan,
                                                      7.86% due 11/15/2013                                                425,877
                                           500,000    Generac Power Systems, Inc. Second Lien Term Loan,
                                                      11.23% due 5/15/2014                                                355,834
                                                                                                                   --------------
                                                                                                                          781,711

Energy Equipment                           746,250    Brock Holdings Term Loan, 7.129% - 7.143%
& Services - 2.1%                                     due 2/28/2014                                                       721,997
                                           989,808    Dresser, Inc. First Lien Term Loan, 7.319% - 8.01% due
                                                      5/15/2014                                                           945,266
                                           500,000    Dresser, Inc. Second Lien Term Loan, 11.11% due
                                                      5/15/2015                                                           473,750
                                            12,579    EnergySolutions Letter of Credit, 7.295% due 6/07/2013               12,201
                                           215,940    EnergySolutions Term Loan B, 7.66% due 6/07/2013                    209,462
                                           987,425    Helix Energy Solutions Term Loan B, 7.122% - 7.541%
                                                      due 7/01/2013                                                       958,296
                                            85,714    MEG Energy Corp. Delayed Draw Term Loan, 7.23%
                                                      due 4/02/2008                                                        82,429
                                           492,500    MEG Energy Corp. Term Loan B, 7.20% due 4/03/2013                   477,233
                                                                                                                   --------------
                                                                                                                        3,880,634

Food & Staples Retailing - 1.5%              1,944    Advance Food Co. Term Loan B, 7.11% due 3/31/2014                     1,823
                                           497,494    DS Waters LP Term Loan B, 7.379% - 7.61% due
                                                      11/15/2012                                                          477,594
                                           139,535    Dole Food Co., Inc. Letter of Credit, 5.113% due
                                                      4/12/2013                                                           130,849
                                           309,244    Dole Food Co., Inc. Term Loan B, 5.225% - 8.75% due
                                                      4/12/2013                                                           289,994
                                         1,030,814    Dole Food Co., Inc. Term Loan C, 6.938% - 9.25%
                                                      due 4/04/2013                                                       966,646
                                           497,500    Sturm Foods, Inc. First Lien Term Loan, 7.563% due
                                                      1/30/2014 (e)                                                       445,263
                                           500,000    Sturm Foods, Inc. Second Lien Term Loan, 11.063%
                                                      due 6/30/2014                                                       432,500
                                                                                                                   --------------
                                                                                                                        2,744,669

Food Products - 1.4%                     2,652,284    Chiquita Brands International Term Loan C, 7.813%
                                                      due 6/28/2012                                                     2,565,533

Health Care Equipment &                  1,500,000    Biomet, Inc. Term Loan B, 8.203% due 12/28/2014                   1,479,204
Supplies - 1.0%                            500,000    ReAble Therapeutics Finance LLC Term Loan, 8.002%
                                                      due 5/14/2014                                                       493,438
                                                                                                                   --------------
                                                                                                                        1,972,642

Health Care Providers &                  1,000,000    DaVita, Inc. Term Loan B, 6.26% - 6.86% due 7/30/2012               959,545
Services - 1.3%                          1,492,500    Health Management Associates, Inc. Term Loan B,
                                                      6.879% - 6.948% due 1/15/2014                                     1,397,146
                                                                                                                   --------------
                                                                                                                        2,356,691

Hotels, Restaurants & Leisure - 3.4%       318,182    Golden Nugget, Inc. Term Loan, 6.69% - 6.80% due
                                                      5/30/2014                                                           301,477
                                            60,185    Lake Las Vegas Resort Revolving Credit, 15.46% due
                                                      12/14/2012                                                           28,086
                                           447,394    Lake Las Vegas Resort Term Loan B, 15.31% due
                                                      12/14/2012                                                          208,784
                                           798,000    Las Vegas Sands LLC Term Loan B, 7.07% due 5/04/2014                752,931
                                           465,000    QCE LLC First Lien Term Loan, 7.598% - 7.61% due
                                                      5/05/2013                                                           438,779
                                           500,000    Riviera Holdings Corp. Term Loan B, 7.20% due
                                                      5/11/2017                                                           485,000
                                           977,500    Trump Entertainment Resorts Holdings LP Delay Draw
                                                      Term Loan, 7.86% - 8.01% due 4/28/2012                              953,063
                                           760,000    Trump Entertainment Resorts Holdings LP Revolving
                                                      Credit, 8.17% - 9% due 5/01/2010                                    722,000
                                           977,500    Trump Entertainment Resorts Holdings LP Term Loan B-1,
                                                      7.90% due 5/01/2012                                                 953,063
                                           500,000    Venetian Macau US Finance Co. LLC Delay Draw
                                                      Term Loan, 7.61% due 5/25/2012                                      477,500
                                         1,000,000    Venetian Macau US Finance Co. LLC Term Loan B,
                                                      8.12% due 5/25/2013                                                 955,000
                                                                                                                   --------------
                                                                                                                        6,275,683

Household Durables - 1.4%                1,000,000    American Residential Services Second Lien Term
                                                      Loan, 12% due 4/17/2015                                             982,431
                                         1,740,440    Simmons Co. Tranche B Term Loan, 7.375% - 7.563%
                                                      due 12/19/2011                                                    1,656,681
                                                                                                                   --------------
                                                                                                                        2,639,112

IT Services - 1.9%                       1,228,785    Activant Solutions Term Loan B, 6.938% - 7.50% due
                                                      5/02/2013                                                         1,151,985
                                         1,000,000    Audio Visual Services Corp. Term Loan B, 7.42% due
                                                      3/15/2014                                                           958,750
                                           500,000    First Data Corp. Term Loan B, 7.96% due 9/24/2014                   473,063
                                           995,000    Mitchell International, Inc. Term Loan B, 7.198% due
                                                      3/31/2014                                                           915,400
                                                                                                                   --------------
                                                                                                                        3,499,198

Independent Power Producers &            1,445,289    Calpine Generating Company LLC Term Loan, 11.07%
Energy Traders - 2.4%                                 due 3/12/2010                                                     1,495,875
                                         2,000,000    TXU Corp. Term Loan 3, 8.622% due 10/10/2014                      1,965,454
                                         1,000,000    TXU Corp. Term Loan B 2, 8.622% due 10/14/2029                      981,250
                                                                                                                   --------------
                                                                                                                        4,442,579

Industrial Conglomerates - 0.3%            500,000    Sequa Corp. Term Loan B, 8.08% due 11/21/2014                       482,084

Insurance - 0.5%                           500,000    Alliant Insurance Services Term Loan B, 7.72% - 8.50%
                                                      due 10/23/2014                                                      478,750
                                           498,750    USI Holdings Corp. Term Loan B, 8.11% due 5/15/2014                 475,059
                                                                                                                   --------------
                                                                                                                          953,809

Internet Software & Services - 0.5%        961,039    Billing Services Group LLC First Lien Term Loan,
                                                      8.313% due 5/05/2012                                                947,034

Leisure Equipment & Products - 2.3%      1,970,000    24 Hour Fitness Term Loan B, 7.74% - 7.86% due
                                                      6/08/2012                                                         1,901,050
                                         2,541,383    True Temper Sports, Inc. Term Loan B, 8.095% - 8.729%
                                                      due 3/15/2011                                                     2,414,314
                                                                                                                   --------------
                                                                                                                        4,315,364

Machinery - 2.5%                         1,373,613    Blount, Inc. US Term Loan B, 7.11% - 7.415% due
                                                      8/09/2010                                                         1,339,273
                                           400,000    Navistar International Transportation Corp. Revolving
                                                      Credit, 8.234% - 8.57% due 6/30/2012                                387,000
                                         1,100,000    Navistar International Transportation Corp. Term Loan,
                                                      8.234% due 6/30/2012                                              1,064,250
                                         1,975,000    OshKosh Truck Corp. Term Loan B, 7.45% due
                                                      11/30/2013                                                        1,903,631
                                                                                                                   --------------
                                                                                                                        4,694,154

Media - 24.3%                              300,000    Affinion Group, Inc. Term Loan, 11.678% due
                                                      3/01/2012                                                           285,000
                                         1,116,562    Alix Partners Term Loan B, 7.25% due 10/30/2013                   1,088,648
                                           500,000    Bresnan Telecommunications Term Loan B, 7.36% due
                                                      9/29/2013                                                           475,833
                                           500,000    Catalina Marketing Group Term Loan, 8.231% due
                                                      10/01/2014                                                          484,687
                                         1,000,000    Cequel Communications LLC Second Lien Term Loan,
                                                      9.411% due 5/04/2014                                                938,750
                                         5,500,000    Charter Communications, Inc. Term Loan B, 6.99% due
                                                      4/30/2014                                                         5,118,174
                                           997,500    Clarke American Corp. Term Loan B, 7.698% - 7.86%
                                                      due 3/12/2013                                                       910,717
                                         1,000,000    GateHouse Media Operating, Inc. Term Loan B, 7.07%
                                                      due 9/15/2014                                                       887,143
                                         1,000,000    Gray Communications Systems, Inc. Term Loan B,
                                                      6.73% due 9/18/2014                                                 940,833
                                           995,000    Hanley-Wood LLC Term Loan B, 7.438% - 7.499%
                                                      due 3/07/2014                                                       771,125
                                         3,970,000    Idearc, Inc. Term Loan B, 7.20% - 7.36% due 11/15/2014            3,796,313
                                         2,250,000    Insight Midwest Holdings LLC Delay Draw Term Loan,
                                                      7% due 4/03/2014                                                  2,171,250
                                           750,000    Insight Midwest Holdings LLC Term Loan B, 7% due
                                                      4/06/2014                                                           723,750
                                         3,821,300    Intelsat Corp. Term Loan B, 6.706% due 1/03/2014                  3,720,307
                                         1,955,250    Intelsat Ltd. Term Loan B, 6.706% due 6/27/2013                   1,908,813
                                           498,750    Knology, Inc. Term Loan B, 7.48% due 3/15/2012                      476,306
                                           997,500    LodgeNet Entertainment Corp. Term Loan, 7.20% due
                                                      4/04/2014                                                           947,625
                                           247,500    MediMedia International Term Loan B, 7.074% - 7.772%
                                                      due 11/15/2013                                                      237,600
                                         1,815,000    Mediacom Broadband Group Tranche A Term Loan,
                                                      6.16% - 6.28% due 3/31/2010                                       1,717,444
                                         3,136,300    Mediacom LLC Term Loan C, 6.53% due 1/31/2015                     2,938,042
                                         2,175,728    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
                                                      8.61% due 4/30/2011                                               2,018,481
                                           357,000    Multicultural Radio Broadcasting Inc. Term Loan,
                                                      8.47% due 12/15/2012                                                349,860
                                           746,248    NEP Supershooters, LP Term Loan B, 7.448% due
                                                      2/13/2014                                                           708,003
                                           750,000    National Cinemedia LLC Term Loan B, 7.46% due
                                                      2/28/2015                                                           708,164
                                           452,834    NextMedia Group, Inc. Delay Draw Term Loan,
                                                      7.122% due 11/15/2012                                               421,135
                                           853,049    NextMedia Group, Inc. First Lien Term Loan, 7.045%
                                                      due 11/15/2012                                                      793,336
                                             2,499    Nielsen Finance LLC Term Loan B, 7.36% due 8/15/2013                  2,366
                                   EUR     500,000    PagesJaunes Group Term Loan C, 7.50% due 1/11/2016                  706,179
                                   USD   1,750,000    Paxson Communications Corp. First Lien Term Loan,
                                                      8.493% due 11/15/2012                                             1,680,000
                                           497,500    Penton Media Term Loan, 7.60% - 7.625% due
                                                      2/15/2013                                                           457,078
                                   EUR     432,414    ProSiebenSat.1 Media AG Term Loan B, 7.075% due
                                                      6/30/2015                                                           576,720
                                   USD   1,498,941    R.H. Donnelley, Inc. Term Loan D-2, 6.46% - 7.01%
                                                      due 8/30/2011                                                     1,451,891
                                           500,000    Riverdeep Group Ltd. Term Loan B, 7.948% due 12/21/2013             495,521
                                         1,000,000    San Juan Cable Term Loan B, 11.97% due 3/15/2013                    940,000
                                         2,443,609    Spanish Broadcasting System, Inc. Tranche 2 First Lien
                                                      Term Loan B, 6.95% due 6/10/2012                                  2,284,774
                                            40,268    Univision Communications, Inc. Delay Draw Term
                                                      Loan, 7.003% due 9/30/2014                                           36,879
                                         1,409,396    Univision Communications, Inc. Delay Draw Term
                                                      Loan, 7.21% due 9/30/2014                                         1,290,771
                                                                                                                   --------------
                                                                                                                       45,459,518

Multi-Utilities - 5.4%                     497,500    Brand Energy & Infrastructure Services, Inc. Term
                                                      Loan B, 7.813% due 2/15/2015                                        468,894
                                            70,313    MACH Gen LLC Letter of Credit, 7.323% due
                                                      2/22/2014                                                            66,586
                                           674,590    MACH Gen LLC Term Loan, 7.36% due 2/22/2014                         638,837
                                         4,165,826    Riverside Energy Center Term Loan, 9.21% due
                                                      6/24/2011                                                         4,138,053
                                           339,834    Rocky Mountain Energy Center LLC Credit Linked
                                                      Deposit, 5.465% due 6/24/2011                                       337,568
                                         2,558,398    Rocky Mountain Energy Center LLC Term Loan,
                                                      9.21% due 6/24/2011                                               2,541,341
                                           470,410    Wolf Hollow I LP First Lien Term Loan, 7.448% due
                                                      6/22/2012                                                           435,129
                                           400,000    Wolf Hollow I LP Letter of Credit, 7.033% due
                                                      6/22/2012                                                           370,000
                                           100,000    Wolf Hollow I LP Revolving Credit, 6.938% - 8.05%
                                                      due 6/22/2012                                                        92,000
                                         1,000,000    Wolf Hollow I LP Second Lien Term Loan, 9.698%
                                                      due 12/22/2012                                                      950,000
                                                                                                                   --------------
                                                                                                                       10,038,408

Multiline Retail - 0.4%                    822,785    Neiman Marcus Group, Inc. Term Loan, 7.09% due
                                                      4/06/2013                                                           790,079

Oil, Gas & Consumable Fuels - 1.4%         162,162    Coffeyville Resources LLC Letter of Credit, 5.249%
                                                      due 12/21/2013                                                      157,601
                                           528,868    Coffeyville Resources LLC Term Loan B, 8.481% - 9.75%
                                                      due 12/21/2013                                                      513,993
                                         1,000,000    SandRidge Energy, Inc. Term Loan B, 8.985% due
                                                      3/01/2014                                                           995,000
                                           926,250    Western Refining Co. LP Term Loan B, 6.879% due
                                                      3/15/2014                                                           888,428
                                                                                                                   --------------
                                                                                                                        2,555,022

Paper & Forest Products - 1.8%             985,000    Georgia-Pacific Corp. First Lien Term Loan B,
                                                      7.09% - 7.11% due 2/14/2013                                         934,255
                                         2,585,000    Verso Paper Holdings LLC Term Loan B, 11.161% due
                                                      2/01/2013                                                         2,465,444
                                                                                                                   --------------
                                                                                                                        3,399,699

Pharmaceuticals - 0.9%             EUR     500,000    Pharmaceutical Technologies & Services (PTS) Term
                                                      Loan, 6.148% due 4/15/2014                                          702,216
                                   USD     997,500    Pharmaceutical Technologies & Services (PTS) Term
                                                      Loan, 6.976% due 4/15/2014                                          947,002
                                                                                                                   --------------
                                                                                                                        1,649,218

Real Estate Management &                   493,750    Mattamy Group Term Loan B, 7.813% due 4/11/2013                     461,656
Development - 0.8%                       1,239,318    Realogy Corp. Letter of Credit, 8.36% due 9/22/2014               1,079,446
                                                                                                                   --------------
                                                                                                                        1,541,102

Road & Rail - 0.9%                       1,000,000    Rail America, Inc. Term Loan, 7.61% due 10/15/2008                  977,500
                                           883,721    Swift Transportation Co., Inc. Term Loan B, 8.375%
                                                      due 5/15/2014                                                       748,125
                                                                                                                   --------------
                                                                                                                        1,725,625

Specialty Retail - 1.2%                    997,500    ADESA, Inc. Term Loan B, 7.45% due 10/30/2013                       941,747
                                           493,529    Burlington Coat Factory Warehouse Corp. Term
                                                      Loan B, 7.76% due 4/15/2013                                         444,999
                                           497,500    Claire's Stores Term Loan B, 7.948% due 5/24/2014                   436,401
                                           497,503    Mattress Giant Term Loan B, 7.61% due 2/28/2014                     482,578
                                                                                                                   --------------
                                                                                                                        2,305,725

Textiles, Apparel & Luxury                 497,500    David's Bridal, Inc. Term Loan B, 7.36% due
Goods - 0.5%                                          1/30/2014                                                           452,103
                                           495,912    Renfro Corp. Term Loan B, 8.14% - 8.76% due
                                                      9/30/2013                                                           471,117
                                                                                                                   --------------
                                                                                                                          923,220

Trading Companies &                      1,093,418    United Rentals, Inc. Term Loan, 6.64% due 2/14/2011               1,062,666
Distributors - 0.6%                         91,260    United Rentals, Inc. Tranche B Credit Linked Deposit,
                                                      5.32% due 2/14/2011                                                  88,694
                                                                                                                   --------------
                                                                                                                        1,151,360

Wireless Telecommunication                 497,500    Crown Castle Operating Co. Term Loan, 6.644% - 6.731%
Services - 0.5%                                       due 3/15/2014                                                       472,092
                                           498,750    IPC Systems First Lien Term Loan, 7.448% due
                                                      5/25/2014                                                           441,394
                                                                                                                   --------------
                                                                                                                          913,486

                                                      Total Floating Rate Loan Interests
                                                      (Cost - $162,216,211) - 81.9%                                   153,151,498



                                                      Corporate Bonds
Auto Components - 0.3%                     500,000    The Goodyear Tire & Rubber Co., 8.663% due
                                                      12/01/2009 (b)                                                      502,500

Biotechnology - 0.3%                       500,000    Angiotech Pharmaceuticals, Inc., 8.874% due
                                                      12/01/2013 (b)                                                      475,000

Building Products - 2.6%                 3,000,000    CPG International I, Inc., 12.13% due 7/01/2012 (b)               2,925,000
                                         2,500,000    Masonite International Corp., 11% due 4/06/2015                   1,993,750
                                                                                                                   --------------
                                                                                                                        4,918,750

Capital Markets - 1.6%                   3,000,000    E*Trade Financial Corp., 12.50% due 11/27/2017                    2,914,286

Chemicals - 2.5%                         1,646,000    GEO Specialty Chemicals, Inc., 13.85% due 12/31/2009 (c)          1,357,950
                                         1,000,000    Hexion U.S. Finance Corp., 9.369% due 11/15/2014 (b)              1,020,000
                                         2,000,000    MacDermid, Inc., 9.50% due 4/15/2017 (a)                          1,815,000
                                           580,000    NOVA Chemicals Corp., 7.863% due 11/15/2013 (b)                     556,800
                                                                                                                   --------------
                                                                                                                        4,749,750

Commercial Services & Supplies - 0.2%      175,000    Quebecor World Capital Corp., 8.75% due 3/15/2016 (a)               131,687
                                            85,000    Sally Holdings LLC, 10.50% due 11/15/2016                            84,575
                                           100,000    The Yankee Candle Company, Inc., 9.75% due
                                                      2/15/2017                                                            92,250
                                                                                                                   --------------
                                                                                                                          308,512

Communications Equipment - 1.3%          2,500,000    Nortel Networks Ltd., 9.493% due 7/15/2011 (a)(b)                 2,431,250

Computers & Peripherals - 1.0%           2,000,000    Quantum Corp., 4.375% due 8/01/2010 (c)                           1,950,000

Containers & Packaging - 3.6%              850,000    Berry Plastics Holding Corp., 8.866% due 9/15/2014 (b)              816,000
                                         5,000,000    Clondalkin Acquisition BV, 6.991% due 12/15/2013 (a)(b)           4,725,000
                                         1,240,000    Packaging Dynamics Finance Corp., 10% due
                                                      5/01/2016 (a)                                                     1,128,400
                                                                                                                   --------------
                                                                                                                        6,669,400

Diversified Financial                      500,000    Ford Motor Credit Co. LLC, 9.693% due 4/15/2012 (b)                 495,023
Services - 0.3%

Diversified Telecommunication              800,000    Qwest Corp., 8.241% due 6/15/2013 (b)                               822,000
Services - 0.4%

Electric Utilities - 0.7%                1,325,000    Edison Mission Energy, 7.50% due 6/15/2013                        1,325,000

Electronic Equipment &                   1,590,000    NXP BV, 7.993% due 10/15/2013 (b)                                 1,502,550
Instruments - 0.8%

Energy Equipment & Services - 1.0%       2,000,000    Ocean RIG ASA, 9.24% due 4/04/2011 (b)                            1,970,000

Food & Staples Retailing - 0.2%            250,000    AmeriQual Group LLC, 9.50% due 4/01/2012 (a)                        195,000
                                           240,000    Rite Aid Corp., 9.375% due 12/15/2015 (a)                           207,600
                                                                                                                   --------------
                                                                                                                          402,600

Health Care Equipment &                    500,000    The Cooper Cos., Inc., 7.125% due 2/15/2015                         485,000
Supplies - 2.3%                          4,000,000    ReAble Therapeutics Finance LLC, 10.875% due
                                                      11/15/2014 (a)                                                    3,850,000
                                                                                                                   --------------
                                                                                                                        4,335,000

Health Care Providers &                  1,125,000    Tenet Healthcare Corp., 6.50% due 6/01/2012                         990,000
Services - 0.7%                            230,000    Universal Hospital Services, Inc., 8.288% due
                                                      6/01/2015 (a)(b)                                                    226,550
                                                                                                                   --------------
                                                                                                                        1,216,550

Hotels, Restaurants & Leisure - 4.3%     4,000,000    American Real Estate Partners LP, 7.125% due
                                                      2/15/2013 (a)                                                     3,740,000
                                           225,000    Galaxy Entertainment Finance Co. Ltd., 9.829% due
                                                      12/15/2010 (a)(b)                                                   230,625
                                         1,500,000    Landry's Restaurants, Inc., 9.50% due 12/15/2014                  1,477,500
                                         1,565,000    Little Traverse Bay Bands of Odawa Indians, 10.25%
                                                      due 2/15/2014 (a)                                                 1,580,650
                                           950,000    Travelport LLC, 9.749% due 9/01/2014 (b)                            931,000
                                                                                                                   --------------
                                                                                                                        7,959,775

IT Services - 1.1%                       2,000,000    SunGard Data Systems, Inc., 10.25% due 8/15/2015                  2,060,000

Independent Power Producers &            2,000,000    NRG Energy, Inc., 7.25% due 2/01/2014                             1,955,000
Energy Traders - 1.7%                    1,200,000    Texas Competitive Electric Holdings Co. LLC, 10.25%
                                                      due 11/01/2015 (a)                                                1,155,000
                                                                                                                   --------------
                                                                                                                        3,110,000

Machinery - 0.2%                           318,000    Invensys Plc, 9.875% due 3/15/2011 (a)                              334,695

Media - 3.8%                             2,250,000    Charter Communications Holdings II, LLC, 10.25%
                                                      due 9/15/2010                                                     2,221,875
                                           325,000    Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (b)                    333,531
                                         2,650,000    Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (b)                   2,653,312
                                           175,000    Quebecor Media, Inc., 7.75% due 3/15/2016                           163,187
                                         1,000,000    TL Acquisitions, Inc., 10.50% due 1/15/2015 (a)                     975,000
                                           800,000    Windstream Regatta Holdings, Inc., 11% due
                                                      12/01/2017 (a)                                                      808,000
                                                                                                                   --------------
                                                                                                                        7,154,905

Metals & Mining - 2.0%                     180,000    FMG Finance Pty Ltd., 9.124% due 9/01/2011 (a)(b)                   184,950
                                         1,580,000    Freeport-McMoRan Copper & Gold, Inc., 8.394% due
                                                      4/01/2015 (b)                                                     1,607,650
                                         1,055,000    Freeport-McMoRan Copper & Gold, Inc., 8.375% due
                                                      4/01/2017                                                         1,139,400
                                           840,000    Ryerson, Inc., 12.574% due 11/01/2014 (a)(b)                        808,500
                                                                                                                   --------------
                                                                                                                        3,740,500

Paper & Forest Products - 3.4%           2,000,000    Abitibi-Consolidated, Inc., 8.491% due 6/15/2011 (b)              1,582,500
                                         2,000,000    Bowater, Inc., 7.991% due 3/15/2010 (b)                           1,760,000
                                         3,000,000    Verso Paper Holdings LLC Series B, 8.661% due
                                                      8/01/2014 (b)                                                     2,940,000
                                                                                                                   --------------
                                                                                                                        6,282,500

Real Estate Management &                 2,000,000    Realogy Corp., 11% due 4/15/2014 (a)(e)                           1,395,000
Development - 0.7%

Road & Rail - 0.6%                       1,000,000    Atlantic Express Transportation Corp., 12.455% due
                                                      4/15/2012 (b)                                                       840,000
                                           675,000    St. Acquisition Corp., 12.619% due 5/15/2015 (a)(b)                 357,750
                                                                                                                   --------------
                                                                                                                        1,197,750

Semiconductors & Semiconductor           3,000,000    Avago Technologies Finance Pte. Ltd., 10.624% due
Equipment - 2.8%                                      6/01/2013 (b)                                                     3,048,750
                                           700,000    Freescale Semiconductor, Inc., 8.866% due 12/15/2014 (b)            624,750
                                         1,690,000    Spansion, Inc., 8.249% due 6/01/2013 (a)(b)                       1,537,900
                                                                                                                   --------------
                                                                                                                        5,211,400

Specialty Retail - 1.8%                    250,000    Autonation, Inc., 7.243% due 4/15/2013 (b)                          235,000
                                           350,000    General Nutrition Centers, Inc., 10.009% due
                                                      3/15/2014 (b)(e)                                                    332,500
                                         3,000,000    Michaels Stores, Inc., 11.375% due 11/01/2016                     2,857,500
                                                                                                                   --------------
                                                                                                                        3,425,000

Wireless Telecommunication               1,030,000    Cricket Communications, Inc., 9.375% due 11/01/2014                 957,900
Services - 1.6%                          1,349,000    Digicel Group Ltd., 9.125% due 1/15/2015 (a)(e)                   1,207,355
                                           325,000    Dobson Communications Corp., 9.493% due
                                                      10/15/2012 (b)                                                      331,500
                                           530,000    MetroPCS Wireless, Inc., 9.25% due 11/01/2014                       502,175
                                                                                                                   --------------
                                                                                                                        2,998,930

                                                      Total Corporate Bonds (Cost - $87,068,829) - 43.8%               81,858,626



                                            Shares
                                              Held    Common Stocks
Chemicals - 0.0%                            10,732    GEO Specialty Chemicals, Inc. (d)                                    10,732

Electrical Equipment - 0.1%                 13,053    Medis Technologies Ltd. (d)                                         166,687

Semiconductors & Semiconductor              52,413    Cypress Semiconductor Corp. (d)                                   1,741,160
Equipment - 0.9%

                                                      Total Common Stocks (Cost - $1,422,616) - 1.0%                    1,918,579



                                                      Rights
Household Durables - 0.0%                    1,305    Medis Technologies Ltd. (h)                                               0

                                                      Total Rights (Cost - $0) - 0.0%                                           0



                                        Beneficial
                                          Interest    Short-Term Securities
                                   USD   9,826,727    BlackRock Liquidity Series, LLC
                                                      Cash Sweep Series, 4.75% (f)(g)                                   9,826,727

                                                      Total Short-Term Securities
                                                      (Cost - $9,826,727) - 5.3%                                        9,826,727

                                                      Total Investments (Cost - $260,534,383*) - 132.0%               246,755,430
                                                      Liabilities in Excess of Other Assets - (32.0%)                (59,805,302)
                                                                                                                   --------------
                                                      Net Assets - 100.0%                                          $  186,950,128
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      260,507,466
                                                 ==================
    Gross unrealized appreciation                $        1,189,592
    Gross unrealized depreciation                      (14,941,628)
                                                 ------------------
    Net unrealized depreciation                  $     (13,752,036)
                                                 ==================

 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate security.

(c) Convertible security.

(d) Non-income producing security.

(e) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                      $ 9,826,727     $ 154,223


(g) Represents the current yield as of November 30, 2007.

(h) The rights may be exercised until January 7, 2008.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of November 30, 2007 were as follows:

    Foreign Currency                    Settlement            Unrealized
    Sold                                   Date              Depreciation

    EUR  2,243,000                     January 2008           $   (106,345)
    GBP    600,000                     January 2008                (13,963)
                                                              -------------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts (USD Commitment - $4,395,683)          $   (120,308)
                                                              =============


  o Swaps outstanding as of November 30, 2007 were as follows:


                                              Notional          Unrealized
                                               Amount          Depreciation

    Sold credit default protection on
    Ford Motor Company and receive 3.80%

    Broker, UBS Warburg
    Expires March 2010                       $5,000,000        $  (185,810)

  o Currency Abbreviations:
    EUR  Euro
    GBP  British Pound
    USD  U.S. Dollar


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Floating Rate Income Strategies Fund II, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: January 16, 2008